May 4, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Subj:	SBL Fund

Post-Effective Amendment No. 64

File Nos.: 2-59353 and 811-02753

Dear Sir/Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for SBL Fund do not differ from that contained in Post-Effective Amendment No. 64, which was accepted on the EDGAR system on May 1, 2012.

If you have any questions concerning this filing, please contact me at (785) 438-3226 or Julien Bourgeois of Dechert LLP at (202) 261-3451.

Sincerely,

AMY J. LEE
Amy J. Lee
Vice President and Secretary
SBL Fund

Securities offered by Rydex Distributors, LLC, an affiliate of Guggenheim Investments